Restructuring and Impairments (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Costs Related to the Restructuring Program	Cumulative costs for this program were as follows:

(in thousands)	Personnel Related	Contract and Other Costs	Inventory Write-offs & Asset Impairments	Total
Cost of sales	$—	$—	$3,039	$3,039
Restructuring, acquisition, integration and other, net	6,174	4,583	—	10,757
Total 2017 costs	6,174	4,583	3,039	13,796
Cost of sales	424	1,193	—	1,617
Restructuring, acquisition, integration and other, net	4,207	4,232	1,610	10,049
Total 2018 costs	4,631	5,425	1,610	11,666
Restructuring, acquisition, integration and other, net	(1,100)	—	—	(1,100)
Total 2019 releases	(1,100)	—	—	(1,100)
Total cumulative costs	$9,705	$10,008	$4,649	$24,362

Summary of Cash Components of Restructuring Activity
The following table summarizes the cash components of the restructuring activity.

(in thousands)	Personnel Related	Consulting Costs	Total
Liability at December 31, 2017	$6,222	$4,585	$10,807
Additional costs in 2018	6,468	5,554	12,022
Release of excess accrual	(1,837)	(129)	(1,966)
Payments	(6,892)	(7,149)	(14,041)
Foreign currency translation adjustment	(141)	(17)	(158)
Liability at December 31, 2018	$3,820	$2,844	$6,664
Release of excess accrual	(1,100)	—	(1,100)
Payments	(2,269)	(2,828)	(5,097)
Foreign currency translation adjustment	(49)	(16)	(65)
Liability at December 31, 2019	$402	$—	$402

The following is a summary of the charges recorded during the year ended December 31, 2019.

		Year ended
		December 31, 2019
Consolidated Statement of (Loss) Income Classification and Type of Charge (in thousands)	Note	Total
Restructuring, acquisition, integration and other, net
Personnel related (of which $2,956 due to related parties)	(22)	$70,578
Contract termination costs (of which $15,676 due to related parties)		42,099
Consulting fees		10,150
Accounts receivable (of which $5,984 due from related parties)		10,825
Inventories		12,336
Prepaid expenses and other assets (of which $12,915 was long-term and $2,270 due from related parties)		17,012
		163,000
Long-lived asset impairments
Property, plant and equipment	(9)	98,472
Intangible assets	(11)	40,301
		138,773
Other (expense) income, net
Equity method investment impairment	(10)	4,799

Total		$306,572
Of the total costs incurred, $60.2 million are accrued as of December 31, 2019 in accrued and other current liabilities in the accompanying consolidated balance sheet as summarized in the following table that includes the cash components of the restructuring activity.

(in thousands)	Personnel Related	Contract Termination	Consulting Fees	Total
Costs incurred in 2019	$44,640	$42,099	$10,150	$96,889
Payments	(17,272)	(18,294)	(2,162)	(37,728)
Foreign currency translation adjustment	631	493	(53)	1,071
Liability at December 31, 2019	$27,999	$24,298	$7,935	$60,232

The following table summarizes the cash components of the restructuring activity.

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Liability at December 31, 2017	$4,294	$1,052	$1,066	$6,412
Release of excess accrual	(343)	(838)	(546)	(1,727)
Payments	(3,648)	(214)	(494)	(4,356)
Foreign currency translation adjustment	(48)	—	(26)	(74)
Liability at December 31, 2018	$255	$—	$—	$255
Release of excess accrual	(31)	—	—	(31)
Payments	(225)	—	—	(225)
Foreign currency translation adjustment	1	—	—	1
Liability at December 31, 2019	$—	$—	$—	$—